Basis of preparation	12 Months Ended
Dec. 31, 2020
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Basis of preparation

2.	Basis of preparation
Statement of compliance
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
As used in these notes to the consolidated financial statements, the terms “the Company”, “we”, “us”, “our”, and similar terms refer to Copa Holdings, S. A. and, unless the context indicates otherwise, its consolidated subsidiaries.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following:

•	certain financial assets, certain classes of property, plant and equipment, investment property and derivative financial instruments – measured at fair value

•	assets held for sale – measured at fair value less cost of disposal, and

•	defined benefit pension plans – plan assets measured at fair value.
Functional and presentation currency
These consolidated financial statements are presented in United States dollars (U.S. dollars “$”), which is the Company’s functional currency and the legal tender of the Republic of Panama. The Republic of Panama does not issue its own paper currency; instead, the U.S. dollar is used as legal currency.
All values are rounded to the nearest thousand in U.S. dollars ($000), except when otherwise indicated.